Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

January 2, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF, Defiance S&P 500 Enhanced Options & 0DTE Income ETF, Defiance R2000 Enhanced Options & 0DTE Income ETF, Defiance Nasdaq 100 Income Target ETF, Defiance S&P 500 Income Target ETF, Defiance R2000 Income Target ETF, Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, and Defiance Treasury Enhanced Options Income ETF, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment effective December 30, 2024, and filed electronically as Post-Effective Amendment No. 293 to the Trust’s Registration Statement on Form N-1A on December 19, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC